INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES (Tables)
Change in valuation allowance for deferred tax assets	$ 1,057,000	$ 1,422,000
U.S. net operating loss carryforwards	$ 15,700,000
Expiration years	2023 to 2034